Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(7.30%)	(6.70%)
Permanent differences	(0.10%)	0.20%
Change in valuation allowance	27.90%	32.50%
Tax credits	(5.00%)	(5.00%)
Effective income tax rate	(5.50%)	0.00%